Loans Payable (Details)		6 Months Ended		12 Months Ended
	Dec. 31, 2022 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Jan. 21, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 13, 2024 CNY (¥)	Jun. 14, 2022 USD ($)	Jun. 14, 2022 CNY (¥)	Mar. 28, 2022 USD ($)	Mar. 28, 2022 CNY (¥)	Jan. 21, 2022 USD ($)	Jan. 21, 2022 CNY (¥)
Loan Payables [Line Items]
Loan repaid (in Yuan Renminbi)	¥ 1,500,000				¥ 15,000,000
Outstanding loan | $		$ 2,545,615	$ 2,606,698	$ 2,606,698		$ 2,677,628
Interest expense | $		$ 154,015	$ 160,319
Loan amount										¥ 3,500,000
Carrying interest rate												12.00%	12.00%	12.00%	12.00%	12.00%	12.00%
One Borrowing Agreement [Member]
Loan Payables [Line Items]
Loan amount														$ 211,354		$ 2,113,539	¥ 15,000,000
Loan amount																$ 2,064,012	¥ 15,000,000
Two Borrowing Agreement [Member]
Loan Payables [Line Items]
Loan amount												$ 493,159			¥ 1,500,000
Interest rate												12.00%	12.00%
Loan amount														$ 206,401	¥ 1,500,000
Three Borrowing Agreement [Member]
Loan Payables [Line Items]
Loan amount													¥ 3,500,000
Loan amount												$ 481,603	¥ 3,500,000
Third Party Loan [Member]
Loan Payables [Line Items]
Maturity date		Jun. 14, 2025
Notes Payable, Other Payables [Member]
Loan Payables [Line Items]
Loan repaid (in Yuan Renminbi)							¥ 1,500,000
Interest expense | $				$ 313,861		$ 285,353
One Year [Member]
Loan Payables [Line Items]
Loan amount | $		$ 15,000,000
One Year [Member] | Third Party Loan [Member]
Loan Payables [Line Items]
Maturity date		Jan. 21, 2025
Forecast [Member]
Loan Payables [Line Items]
Loan amount									¥ 15,000,000		¥ 3,500,000